Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2017
Disclosure Of Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements
4.	RECENT ACCOUNTING PRONOUNCEMENTS

Certain pronouncements were issued by the International Accounting Standards Board (“IASB”) or the IFRS Interpretations Committee (“IFRIC”) that are mandatory for accounting periods after December 31, 2017. Pronouncements that are not applicable to the Company have been excluded from this note.

The following pronouncements have been issued but are not yet effective:

a)

In July 2014, the IASB issued the final version of IFRS 9 - Financial Instruments ("IFRS 9") to replace IAS 39 - Financial Instruments: Recognition and Measurement. IFRS 9 provides a revised model for recognition and measurement of financial instruments and a single, forward‐looking “expected loss” impairment model. IFRS 9 also includes a substantially reformed approach to hedge accounting. The standard is effective for annual periods beginning on or after January 1, 2018, with early adoption permitted. The Company plans to adopt IFRS 9 at the date it becomes effective. Except for hedge accounting, retrospective application is required, but the provision of comparative information is not required. For hedge accounting, the requirements are generally applied prospectively.

The following summarizes the expected impact on IFRS 9 upon adoption:

•	The classification of financial assets and liabilities is expected to remain consistent. The Company does not and does not expect to hold equity securities.
•	The introduction of the new “expected credit loss” impairment model is not expected to materially impact the Company, as the Company only sells to established commodity trading firms.
•	The reformed approach to hedge accounting is not expected to impact the Company, as the Company does not apply or expects to apply hedge accounting.
b)

In May 2014, the IASB issued IFRS 15 - Revenue from Contracts with Customers ("IFRS 15") which supersedes IAS 11 - Construction Contracts, IAS 18 - Revenue, IFRIC 13 - Customer Loyalty Programmes, IFRIC 15 - Agreements for the Construction of Real Estate, IFRIC 18 - Transfers of Assets from Customers, and SIC 31 - Revenue - Barter Transactions Involving Advertising Services. IFRS 15 establishes a single five-step model framework for determining the nature, amount, timing and uncertainty of revenue and cash flows arising from a contract with a customer. The standard is effective for annual periods beginning on or after January 1, 2018, with early adoption permitted. Either a modified retrospective application or full retrospective application is required for IFRS 15. The Company has elected to apply the full retrospective approach upon transition on January 1, 2018.

The core principle of IFRS 15 is that revenue related to the transfer of promised goods or services should be recognized when the control of the goods or services passes to customers. The Company has evaluated the impact of applying IFRS 15, analyzing its doré sale agreements. The Company concluded there is no material change in the timing of revenue recognized under the new standard as the point of transfer of risk and reward for goods and services and transfer of control occur at the same time.

In addition, IFRS 15 requires entities to apportion revenue earned from contracts to distinct performance obligations on a relative standalone selling price basis. The Company has evaluated its sales agreements and concluded delivery of individual doré shipments are the only performance obligations in the contracts and accordingly there will be no change in the amount or timing of revenue recognition under the new standard.

IFRS 15 contains presentation and disclosure requirements which are more detailed than the current standards, many of which are completely new. Upon the adoption of IFRS 15, the Company will provide enhanced disclosures in relation to judgments as to when determining timing and measurement of revenue, however, based on the Company’s current operations, the balance of the new disclosures are not expected to materially impact the financial statements.

c)

In January 2016, the IASB published a new accounting standard, IFRS 16 - Leases ("IFRS 16") which supersedes IAS 17 - Leases. IFRS 16 specifies how to recognize, measure, present and disclose leases. The standard provides a single lessee accounting model, requiring the recognition of assets and liabilities for all leases, unless the lease term is 12 months or less or the underlying asset has a low value. The standard is effective for annual periods beginning on or after January 1, 2019, with early adoption permitted if IFRS 15, has also been applied.

The Company does not have any material lease contracts. The adoption of IFRS 16 is not expected to have any material impact upon the date it become effective.